FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a nonrecurring basis
Assets measured at non-recurring fair value on June 30, 2020 are stated below:

June 30, 2020
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Goodwill related to Bond reporting unit (i)	—	—	—	—

Total assets measured at fair value on a non-recurring basis	$—	$—	$—	$—